SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Revenues by Geographical Areas
	Year ended December 31,
	2021	2020	2019

North America (*)	$731,251	$559,431	$411,354
Europe	334,677	251,597	195,324
Latin America	55,244	51,053	51,108
Asia and others	148,485	122,286	99,881

	$1,269,657	$984,367	$757,667
(*)	Includes revenue from the United States in amount of $363,431 $481,098 and $588,886 for 2019, 2020 and 2021, respectively.

Schedule of Long-lived Assets by Geographical Areas
	December 31,
	2021	2020

Israel	$54,440	$56,684
Europe and Asia	44,047	15,233
America	53,045	52,352

	$151,532	$124,269